PROPERTY AND EQUIPMENT - Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Property plant and equipment
Property, plant and equipment at beginning of period	$ 6,237	[1]	$ 6,719
Additions	1,247		1,273
Disposals	(68)		(49)
Depreciation charge for the year	(1,339)		(1,491)
Impairment	(335)		(15)
Reclassified to assets held for sale	(16)		(17)
Translation adjustment	(794)		(183)
Property, plant and equipment at end of period	4,932		6,237	[1]
Cost
Property plant and equipment
Property, plant and equipment at end of period	12,931
Accumulated depreciation and impairment
Property plant and equipment
Property, plant and equipment at end of period	(7,999)
Telecomm-unications equipment
Property plant and equipment
Property, plant and equipment at beginning of period	5,132		5,166
Additions	52		39
Disposals	(51)		(36)
Depreciation charge for the year	(1,165)		(1,307)
Impairment	(280)		(5)
Transfers	979		1,440
Reclassified to assets held for sale	(15)		(13)
Translation adjustment	(644)		(152)
Property, plant and equipment at end of period	4,008		5,132
Telecomm-unications equipment | Cost
Property plant and equipment
Property, plant and equipment at end of period	10,758
Telecomm-unications equipment | Accumulated depreciation and impairment
Property plant and equipment
Property, plant and equipment at end of period	(6,750)
Land, buildings and constructions
Property plant and equipment
Property, plant and equipment at beginning of period	240		243
Additions	8		14
Disposals	(2)		0
Depreciation charge for the year	(31)		(32)
Impairment	(10)		0
Transfers	22		16
Reclassified to assets held for sale	(1)		(1)
Translation adjustment	(24)		0
Property, plant and equipment at end of period	202		240
Land, buildings and constructions | Cost
Property plant and equipment
Property, plant and equipment at end of period	443
Land, buildings and constructions | Accumulated depreciation and impairment
Property plant and equipment
Property, plant and equipment at end of period	(241)
Office and other equipment
Property plant and equipment
Property, plant and equipment at beginning of period	470		456
Additions	14		26
Disposals	(10)		(7)
Depreciation charge for the year	(143)		(152)
Impairment	(8)		0
Transfers	136		147
Reclassified to assets held for sale	0		(2)
Translation adjustment	(66)		2
Property, plant and equipment at end of period	393		470
Office and other equipment | Cost
Property plant and equipment
Property, plant and equipment at end of period	1,271
Office and other equipment | Accumulated depreciation and impairment
Property plant and equipment
Property, plant and equipment at end of period	(878)
Equipment not installed and assets under construction
Property plant and equipment
Property, plant and equipment at beginning of period	395		854
Additions	1,173		1,194
Disposals	(5)		(6)
Impairment	(37)		(10)
Transfers	(1,137)		(1,603)
Reclassified to assets held for sale	0		(1)
Translation adjustment	(60)		(33)
Property, plant and equipment at end of period	329		$ 395
Equipment not installed and assets under construction | Cost
Property plant and equipment
Property, plant and equipment at end of period	459
Equipment not installed and assets under construction | Accumulated depreciation and impairment
Property plant and equipment
Property, plant and equipment at end of period	$ (130)

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).